BALANCE SHEET DETAILS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	Prepaid expenses and other current assets:
	Year Ended December 31,
	2013	2012

Prepaid expenses	$91,853	$409,710
Deferred financing costs	109,233	46,909
Other	14,100	64,001
Total	$215,186	$520,620

Schedule Of Deferred Costs [Table Text Block]	Deferred funding fees:
	Period Ended
	March 31, 2014	December 31, 2013

Total deferred funding fees	$266	$150
Amortization	(137)	(41)
Net deferred funding fees	$129	$109

Schedule Of Amortization Expense Of Deferred Costs [Table Text Block]	As of March 31, 2014, amortization expense for the next three years is expected to be as follows:
2014 (remaining nine months)	$48
2015	46
2016	35
Total	$129

Schedule of Accrued Liabilities [Table Text Block]	Accrued liabilities:
	Period Ended
	March 31, 2014	December 31, 2013

Accrued compensation and related benefits	$197	$267
Series D Convertible Preferred dividend payable	26	26
Total	$223	$293

Accrued liabilities:
	Year Ended December 31,
	2013	2012

Accrued compensation and related benefits	$266,407	$18,746
Series D Convertible Preferred dividend	25,987	—
Total	$292,394	$18,746

Schedule of Related Party Transactions [Table Text Block]	Related party liabilities:
	Period Ended
	March 31, 2014	December 31, 2013

Promissory note	$222	$222
Accrued interest	27	26
Total	$249	$248

Related party liabilities:
	Year Ended December 31,
	2013	2012

Promissory note	$222,083	$222,083
Accrued interest	25,884	21,442
Total	$247,967	$243,525